Summary of Significant Accounting Policies - Debt Issuance Costs - Additional Information (Detail) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2015	Nov. 30, 2015	May. 31, 2015	May. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Direct costs associated with the convertible notes			$ 708,000	$ 120,000
Amortization of debt issuance costs	$ 362,038	$ 712,377	$ 103,598	$ 120,000
Short-Term Convertible Notes
Summary Of Significant Accounting Policies [Line Items]
Amortization of debt issuance costs	$ 350,000	$ 708,000